	RMB Fund
	Portfolio Holdings As of September 30, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.7%
	(percentage of net assets)
	COMMUNICATION SERVICES 6.2%
*	Alphabet, Inc. - Class A	3,231	$8,638,143

	CONSUMER DISCRETIONARY 13.5%
*	Booking Holdings, Inc.	1,573	3,734,097
	Dollar General Corp.	20,200	4,285,228
	Home Depot, Inc. (The)	8,500	2,790,210
	Starbucks Corp.	22,000	2,426,820
*	Terminix Global Holdings, Inc.	70,000	2,916,900
*	Vail Resorts, Inc.	8,000	2,672,400
			18,825,655
	CONSUMER STAPLES 4.9%
	Diageo PLC - ADR	16,500	3,184,500
	Keurig Dr. Pepper, Inc.	108,000	3,689,280
			6,873,780
	ENERGY 1.3%
	Marathon Petroleum Corp.	30,300	1,872,843

	FINANCIALS 13.0%
	Chubb Ltd.	11,400	1,977,672
	CME Group, Inc.	13,000	2,513,940
	JPMorgan Chase & Co.	24,000	3,928,560
	MarketAxess Holdings, Inc.	4,100	1,724,829
	Morgan Stanley	42,006	4,087,604
	Progressive Corp. (The)	24,500	2,214,555
*	SVB Financial Group	2,700	1,746,576
			18,193,736
	HEALTH CARE 16.3%
	Becton, Dickinson and Co.	13,100	3,220,242
	Cooper Cos., Inc. (The)	8,200	3,389,142
	Danaher Corp.	16,502	5,023,869
*	Edwards Lifesciences Corp.	39,300	4,449,153
	STERIS PLC	14,064	2,872,994
	UnitedHealth Group, Inc.	9,800	3,829,252
			22,784,652

	INDUSTRIALS 9.2%
	Fortune Brands Home & Security, Inc.	37,000	3,308,540
	IHS Markit Ltd.	41,500	4,839,730
	Nordson Corp.	8,700	2,071,905
	Union Pacific Corp.	13,800	2,704,938
			12,925,113
	INFORMATION TECHNOLOGY 29.5%
	Accenture PLC - Class A	8,100	2,591,352
	Analog Devices, Inc.	22,250	3,726,430
	Apple, Inc.	28,780	4,072,370
	CDW Corp.	17,100	3,112,542
	Jack Henry & Associates, Inc.	11,000	1,804,660
	Microsoft Corp.	33,704	9,501,832
*	PTC, Inc.	29,200	3,497,868
*	salesforce.com, Inc.	13,800	3,742,836
*	Synopsys, Inc.	10,000	2,994,100
*	Tyler Technologies, Inc.	2,700	1,238,355
	Visa, Inc. - Class A	22,400	4,989,600
			41,271,945
	MATERIALS 2.9%
	Avery Dennison Corp.	19,200	3,978,432

	REAL ESTATE 2.9%
	American Tower Corp.	15,500	4,113,855
	Total Common Stocks (Cost: $72,102,661)		139,478,154

	Short-Term Investments 0.3%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.3%
	First American Government Obligations Fund - Class X - 0.03% [a]	457,067	457,067
	Total Short-Term Investments (Cost: $457,067)		457,067

	Total Investments 100.0% (Cost: $72,559,728)		$139,935,221
	Liabilities, less cash and other assets (0.0)%		(70,315)
	Net Assets 100.0%		$139,864,906

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At September 30, 2021	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stocks[1]	$139,478,154	$-	$-	$139,478,154
Short-Term Investments	457,067	-	-	457,067
Total Investments in Securities	$139,935,221	$-	$-	$139,935,221

[1]	Refer to the Fund's Portfolio Holdings for a breakdown of holdings by sector.